Offerings	Feb. 27, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Stock Purchase Units
Maximum Aggregate Offering Price	$ 2,300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 317,630.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" exhibit in Registration Statement Nos. 333-278184 and 333-278184-02, which was filed on March 22, 2024. Represents an aggregate amount of $2,300,000,000 of the Equity Units (Stock Purchase Units) offered hereby and an aggregate amount of $2,300,000,000 of Common Stock for which consideration will be received upon settlement of the Stock Purchase Contracts, inclusive of securities issuable upon exercise of the underwriters' overallotment option. Each Equity Unit will consist of (1) a Stock Purchase Contract, (2) initially a 2.5% undivided beneficial interest in a Series P Debenture due February 15, 2031 ("Series P Debentures") and (3) initially a 2.5% undivided beneficial ownership interest in a Series Q Debenture due February 15, 2034 ("Series Q Debentures" and, together with the Series P Debentures, the "Debentures").
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Stock Purchase Contracts
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note (1).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. Series P Debentures due February 15, 2031
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note (1).
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of Series P Debentures due February 15, 2031
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	NextEra Energy, Inc. has agreed to absolutely, irrevocably and unconditionally guarantee the payment of principal, interest and premium, if any, on the Debentures. The value attributable to the NextEra Energy, Inc. guarantee, if any, are reflected in the offering price of the Debentures. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the NextEra Energy, Inc. guarantee is payable.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. Series Q Debentures due February 15, 2034
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note (1).
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of Series Q Debentures due February 15, 2034
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note (4).
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	NextEra Energy, Inc. Common Stock, $.01 par value
Maximum Aggregate Offering Price	$ 2,300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 317,630.00
Offering Note	See Offering Note (1).